Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized gains (losses) on securities:
Unrealized (losses) gains	$ (692,000)	$ 3,092,000	$ 2,808,000
Reclassification adjustment for net losses (gains) realized	1,657,000	(3,787,000)	(1,225,000)
Net unrealized gains (losses) on securities	965,000	(695,000)	1,583,000
Net unrealized gains (losses) on derivative instruments:
Unrealized losses	(571,000)	(3,419,000)	(24,901,000)
Reclassification adjustment for net losses realized	12,810,000	16,733,000	27,535,000
Net unrealized gains on derivative instruments	12,239,000	13,314,000	2,634,000
Foreign currency translation	(426,000)	(1,460,000)	2,186,000
Other Comprehensive Income, Net of Income Taxes	12,778,000	11,159,000	6,403,000
Unrealized gains on securities, tax effect	800,000	(2,100,000)	(1,300,000)
Reclassification adjustment for net (gains) losses realized on securities, tax effect	(1,000,000)	2,200,000	700,000
Unrealized losses on derivative instruments, tax effect	(200,000)	1,400,000	14,400,000
Reclassification adjustment for net losses realized on securities, tax effect	(7,300,000)	(9,100,000)	(15,500,000)
Accumulated other comprehensive loss
Net unrealized gains on securities, net of tax	5,295,000	4,330,000
Net unrealized losses on derivative instruments, net of tax	(2,029,000)	(14,268,000)
Foreign currency translation	3,300,000	3,726,000
Accumulated other comprehensive income (loss)	$ 6,566,000	$ (6,212,000)